Federated Hermes MDT Large Cap Growth Fund
Portfolio of Investments
October 31, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—97.3%
	[1]	Communication Services—7.3%
66,763		Alphabet, Inc., Class A	$ 6,309,771
131,432		Altice USA, Inc.	868,765
38,874		Meta Platforms, Inc.	3,621,502
3,932		Netflix, Inc.	1,147,672
34,213		Spotify Technology SA	2,756,884
1,143		Walt Disney Co.	121,775
		TOTAL	14,826,369
		Consumer Discretionary—15.1%
51,448	[1]	Amazon.com, Inc.	5,270,333
97	[1]	AutoZone, Inc.	245,689
86,617	[1]	Bright Horizons Family Solutions, Inc.	5,657,823
65,514	[1]	Chegg, Inc.	1,413,137
1,131		Domino’s Pizza, Inc.	375,763
113,980		eBay, Inc.	4,540,963
54,735	[1]	Expedia Group, Inc.	5,116,081
8,461		Nike, Inc., Class B	784,166
40,761	[2]	Nordstrom, Inc.	829,079
6,424	[1]	Tesla, Inc.	1,461,717
1,888		Tractor Supply Co.	414,926
7,228	[1]	Ulta Beauty, Inc.	3,031,206
29,273		V.F. Corp.	826,962
25,989	[1]	YETI Holdings, Inc.	833,727
		TOTAL	30,801,572
		Consumer Staples—4.6%
7,261	[1]	BJ’s Wholesale Club Holdings, Inc.	562,001
5,610		Costco Wholesale Corp.	2,813,415
3,578		Estee Lauder Cos., Inc., Class A	717,353
15,326		Flowers Foods, Inc.	440,010
7,808		Hershey Foods Corp.	1,864,316
16,438		PepsiCo, Inc.	2,984,812
		TOTAL	9,381,907
		Energy—2.7%
4,049		Cheniere Energy, Inc.	714,284
3,718		Devon Energy Corp.	287,587
1,129		Diamondback Energy, Inc.	177,377
5,449		EOG Resources, Inc.	743,898
29,392		Occidental Petroleum Corp.	2,133,859
10,521		Ovintiv, Inc.	532,889
12,910		Targa Resources, Inc.	882,657
		TOTAL	5,472,551
		Financials—3.0%
2,337		Gallagher (Arthur J.) & Co.	437,206
1,814		LPL Financial Holdings, Inc.	463,749
11,115		MarketAxess Holdings, Inc.	2,712,504
854		Progressive Corp., OH	109,654
809		Signature Bank	128,251

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
10,127	[1]	SVB Financial Group	$ 2,338,932
		TOTAL	6,190,296
		Health Care—13.3%
3,941	[1]	10X Genomics, Inc.	107,116
20,520		AbbVie, Inc.	3,004,128
25,087	[1]	Align Technology, Inc.	4,874,404
11,745		Amgen, Inc.	3,175,261
4,089	[1]	Charles River Laboratories International, Inc.	867,890
1,908		CIGNA Corp.	616,398
2,116	[1]	Edwards Lifesciences Corp.	153,262
1,074		Elevance Health, Inc.	587,231
10,379		Eli Lilly & Co.	3,758,132
2,150		Humana, Inc.	1,199,872
14,354		Merck & Co., Inc.	1,452,625
305	[1]	Mettler-Toledo International, Inc.	385,804
1,942	[1]	Molina Healthcare, Inc.	696,906
548	[1]	Regeneron Pharmaceuticals, Inc.	410,315
7,556		UnitedHealth Group, Inc.	4,194,713
5,189	[1]	Vertex Pharmaceuticals, Inc.	1,618,968
316		West Pharmaceutical Services, Inc.	72,712
		TOTAL	27,175,737
		Industrials—6.4%
4,995		Allegion PLC	523,326
460		Carlisle Cos., Inc.	109,848
3,148		Equifax, Inc.	533,712
5,428		Expeditors International Washington, Inc.	531,130
23,605	[1]	Generac Holdings, Inc.	2,736,056
3,629		General Electric Co.	282,373
845		Huntington Ingalls Industries, Inc.	217,224
24,092		Robert Half International, Inc.	1,842,074
5,871		Trane Technologies PLC	937,188
31,277	[1]	Trex Co., Inc.	1,504,111
5,431		Waste Management, Inc.	860,107
16,474	[1]	Willscot Corp.	700,639
43,284	[1]	XPO Logistics, Inc.	2,239,514
		TOTAL	13,017,302
		Information Technology—41.2%
20,116	[1]	Adobe, Inc.	6,406,946
988	[1]	Ansys, Inc.	218,506
138,639		Apple, Inc.	21,258,904
13,942		Applied Materials, Inc.	1,230,939
27,140	[1]	Arista Networks, Inc.	3,280,140
10,435		Automatic Data Processing, Inc.	2,522,140
19,619		Cognex Corp.	906,986
72,054		Dell Technologies, Inc.	2,766,874
45,855	[1]	DocuSign, Inc.	2,214,797
35,699	[1]	IPG Photonics Corp.	3,057,976
1,116		Lam Research Corp.	451,735
65,838		Microsoft Corp.	15,282,975
2,064		NVIDIA Corp.	278,578
21,372		Paychex, Inc.	2,528,521
64,573	[1]	PayPal Holdings, Inc.	5,397,011

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
77,053		Pegasystems, Inc.	$ 2,867,142
76,652	[1]	Pure Storage, Inc.	2,365,481
6,754		Qualcomm, Inc.	794,676
1,581	[1]	Salesforce, Inc.	257,055
93,642	[1]	StoneCo Ltd.	983,241
32,434		Teradyne, Inc.	2,638,506
9,823		Universal Display Corp.	935,346
35,773		Western Union Co.	483,293
55,329	[1]	Zoom Video Communications, Inc.	4,616,652
		TOTAL	83,744,420
		Materials—2.1%
13,413	[1]	Berry Global Group, Inc.	634,703
11,299		CF Industries Holdings, Inc.	1,200,632
12,045		Mosaic Co./The	647,419
18,132		Steel Dynamics, Inc.	1,705,314
		TOTAL	4,188,068
		Real Estate—1.6%
9,861		Extra Space Storage, Inc.	1,749,736
1,904		Simon Property Group, Inc.	207,498
40,622	[1]	Zillow Group, Inc.	1,256,438
		TOTAL	3,213,672
		TOTAL COMMON STOCKS (IDENTIFIED COST $173,706,097)	198,011,894
		INVESTMENT COMPANIES—2.3%
316,407		Federated Hermes Government Obligations Fund, Premier Shares, 2.94%[3]	316,407
4,394,713		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 3.08%[3]	4,392,077
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $4,708,177)	4,708,484
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $178,414,274)	202,720,378
		OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	742,658
		TOTAL NET ASSETS—100%	$203,463,036
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2022	$—	$1,375,258	$1,375,258
Purchases at Cost	$2,192,286	$28,378,185	$30,570,471
Proceeds from Sales	$(1,875,879)	$(25,361,408)	$(27,237,287)
Change in Unrealized Appreciation/Depreciation	N/A	$307	$307
Net Realized Gain/(Loss)	N/A	$(265)	$(265)
Value as of 10/31/2022	$316,407	$4,392,077	$4,708,484
Shares Held as of 10/31/2022	316,407	4,394,713	4,711,120
Dividend Income	$129	$29,612	$29,741

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$306,463	$316,407

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At October 31, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.